INVENTORIES - Movements in provision for impairment of trade goods (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
Balance at beginning of year	₺ (7,855,450)
Balance at ending of year	(8,729,268)	₺ (7,855,450)
Accumulated impairment
INVENTORIES
Balance at beginning of year	149,181	172,232
Net charge for the period	115,224	(23,051)
Balance at ending of year	₺ 264,405	₺ 149,181